Note 22 - Selected Quarterly Financial Data (Unaudited) - Selected Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Total interest and dividend income	$ 12,967	$ 13,507	$ 13,155	$ 13,009	$ 13,436	$ 13,885	$ 13,720	$ 13,484	$ 52,638	$ 54,525
Total interest expense	1,696	2,148	2,430	2,976	3,128	3,307	3,451	3,254	9,250	13,140
Net interest income	11,271	11,359	10,725	10,033	10,308	10,578	10,269	10,230	43,388	41,385
Provision for Loan and Lease Losses, Total	2,100	4,000	1,000	2,740	460	80	110	240	9,840	890
Net interest income after provision for loan losses	9,171	7,359	9,725	7,293	9,848	10,498	10,159	9,990	33,548	40,495
Total noninterest income	1,610	1,811	1,495	1,074	1,305	1,105	1,299	1,132	5,990	4,841
Total noninterest expense	7,825	7,022	7,689	7,252	7,378	7,673	7,482	7,500	29,788	30,033
Income before income taxes	2,956	2,148	3,531	1,115	3,775	3,930	3,976	3,622	9,750	15,303
Income taxes	467	295	565	74	634	661	686	611	1,401	2,592
Net income	$ 2,489	$ 1,853	$ 2,966	$ 1,041	$ 3,141	$ 3,269	$ 3,290	$ 3,011	$ 8,349	$ 12,711
Net income, basic (in dollars per share)	$ 0.39	$ 0.29	$ 0.47	$ 0.16	$ 0.48	$ 0.51	$ 0.51	$ 0.46	$ 1.31	$ 1.96
Net income, diluted (in dollars per share)	$ 0.39	$ 0.29	$ 0.46	$ 0.16	$ 0.48	$ 0.51	$ 0.50	$ 0.46	$ 1.30	$ 1.95
Weighted-average common shares and common stock equivalents used to calculate basic earnings per share (in shares)	6,378,706	6,376,291	6,369,467	6,417,109	6,423,543	6,458,258	6,502,508	6,498,278	6,385,350	6,470,408
Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share (in shares)	6,397,681	6,385,765	6,388,118	6,429,443	6,455,387	6,479,066	6,514,946	6,510,568	6,404,524	6,502,806